Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

STMICROELECTRONICS N.V.

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency — millions of U.S. dollars)
2014
Accounts Receivable	9	—	1	(2)	8
Deferred Tax Assets	1,454	(30)	201	(18)	1,607

2013
Accounts Receivable	10	—	2	(3)	9
Deferred Tax Assets	1,634	7	67	(254)	1,454

2012
Accounts Receivable	15	—	1	(6)	10
Deferred Tax Assets	1,514	6	123	(9)	1,634